Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property Plant And Equipment [Abstract]
Depreciation and leasehold amortization expense for fixed assets	$ 3.3	$ 4.3	$ 4.4